Vessels, Net	12 Months Ended
Dec. 31, 2024
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2023
Cost:
Beginning balance	511,935	511,516
- Additions	98,202	419
Ending balance	610,137	511,935

Accumulated depreciation:
Beginning balance	(101,459)	(77,383)
- Depreciation for the period	(24,186)	(24,076)
Ending balance	(125,645)	(101,459)

Net book value	484,492	410,476

Acquisitions

On October 24, 2024, following the exercise of the purchase option of the Titanship bareboat charter, an amount of $28,412 was derecognized from “Finance Lease, Right-of-use Assets” and recognized as “Vessels, net” (Note 7) in the accompanying consolidated balance sheet. The acquisition of the vessel was financed through the October 2024 Alpha Bank Loan Facility (Note 8).

On March 18, 2024, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Capesize vessel, the Kaizenship, for a gross purchase price of $35,600. The vessel was delivered to the Company on October 1, 2024. The acquisition of the vessel was financed with cash on hand and through the Hinode Sale and Leaseback (Note 8).

On February 5, 2024, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Iconship, for a gross purchase price of $33,660. The vessel was delivered to the Company on June 11, 2024. The acquisition of the vessel was financed with cash on hand and through the AVIC Iconship Sale and Leaseback (Note 8).

During the years ended December 31, 2024 and 2023, amounts of $530 and $419, respectively, of improvements were capitalized that concern improvements on vessels performance and meeting environmental standards mainly due to installation of ballast water treatment systems and other energy saving devices. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel.  Amounts paid within the year for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.

As of December 31, 2024, all vessels, except for the vessels financed through other financial liabilities for which ownership is held by the lessors (i.e., sale and leaseback agreements) are mortgaged to secure loans of the Company (Note 8).

Advances for vessel acquisition

On December 12, 2024, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Newcastlemax vessel, the Berge Kita, which was renamed Meiship, for a gross purchase price of $37,000. On December 13, 2024, the Company paid an advance of $3,700 according to terms of the agreement and the advance is included in “Advances for vessel acquisition” in the consolidated balance sheet as of December 31, 2024. Delivery of the vessel took place on February 27, 2025 (Note 17). The acquisition of the vessel was financed with cash on hand and through the 2025 Piraeus Bank Loan Facility (Note 17).

Gain on sale of vessels, net

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. The vessel was delivered to her new owners on February 10, 2023. During the year ended December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $4,887 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statements of income.

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. The vessel was delivered to her new owners on February 28, 2023. During the year ended December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $3,207 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statements of income.